Subsequent events (Details) - Subsequent Events [Member]	Aug. 02, 2022 $ / shares
Dividends Approved [Abstract]
Dividend declaration date	Aug. 02, 2022
Dividend approved (in dollars per share)	$ 0.445
Dividend approved expected date to be paid	Sep. 15, 2022